Fees Summary	Sep. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 264,205,000.00
Previously Paid Amount	0.00
Total Fee Amount	40,449.79
Total Offset Amount	0.00
Net Fee	40,449.79
Narrative - Max Aggregate Offering Price	$ 264,205,000.00
Final Prospectus	true